CONDENSED BALANCE SHEETS (Parenthetical) - CIK 0001846136 Riverview Acquisition Corp - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	85,000,000	85,000,000
Temporary Equity, Shares Outstanding	25,000,000	25,000,000
Stockholders' Deficit
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	85,000,000	85,000,000
Common Stock, Shares, Issued	0	0
Common stock, shares outstanding (in shares)	0	0
Class B Common Stock [Member]
Stockholders' Deficit
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common Stock, Shares, Issued	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000
Common stock, shares forfeited (in shares)	937,500